SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2014
SHARE CAPITAL [Abstract]
Schedule of Stock Option Plan Activity

	Year ended December 31, 2013 (*)
	Amount of options	Weighted average exercise price	Aggregate intrinsic value

Options outstanding at beginning of period	2,073,584	10.54
Changes during the period:
Granted	552,647	10.8
Exercised	(588)	22.44
Forfeited or cancelled	(264,310)	17.97
Options outstanding at the period end	2,361,333	9.78	14,041

Options vested and expected to vest at the period end	2,228,632	9.73	13,821

Options exercisable at the period end	1,255,494	9.12	8,762

(*)	Adjusted to reflect reverse split and share dividend (see Note 1(b))

	Year ended December 31, 2014
	Amount of options	Weighted average exercise price	Aggregate intrinsic value
Options outstanding at beginning of period	2,361,333	9.78
Changes during the period:
Granted	383,180	10.20
Exercised	(336,316)	7.98
Forfeited or cancelled	(310,350)	10.22
Options outstanding at the period end	2,097,847	10.08	1,117

Options vested and expected to vest at the period end	1,986,223	10.06	1,085

Options exercisable at the period end	1,167,647	9.84	847

Schedule of Stock Options Outstanding by Exercise Price Range
Range of exercise prices	Options outstanding as of December 31, 2013	Weighted average remaining contractual term	Weighted average exercise price	Options exercisable as of December 31, 2013	Weighted average remaining contractual term	Weighted average exercise price
$		years	$		years	$

9.99 – 0	933,862	3.04	8.66	915,814	3.03	8.65
14.99 – 10.00	1,427,471	5.99	10.51	339,680	5.32	10.38
15.00 and above	-	-	-	-	-	-
	2,361,333	4.82		1,255,494	3.65

Range of exercise prices	Options outstanding as of December 31, 2014		Weighted average remaining contractual term	Weighted average exercise price	Options exercisable as of December 31, 2014	Weighted average remaining contractual term	Weighted average exercise price
$			years	$		years	$

9.99 – 0	656,957		3.10	9.05	514,824	2.16	9.05
10.00 – 14.99	1,435,595		5.11	10.53	652,823	4.70	10.45
15.00 and above	5,295		6.10	15.73	-	-
	2,097,847	(*)	4.48		1,167,647	3.58

(*)	1,954,612 options out of the total outstanding options are eligible for share dividend upon exercise. (See also note 1(b)).